PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment (Tables) [Abstract]
Property, Plant and Equipment [Table Text Block]

Schedule of Property, Plant and Equipment	12/31/2010	12/31/2009	Annual depreciation rates (%)
Gross
Land	1,045	959
Buildings used in operations	3,027	2,647
Installations, furniture, equipment and security and communication	2,279	1,915
Data processing equipment	4,635	3,918
Cost of software developed or obtained for internal use	1,313	1,298
Transportation system	9	16
Assets held for sale	19	23
Other	143	349
TOTAL	12,470	11,125
Accumulated depreciation
Buildings used in operations	(1,892)	(1,718)	4
Installations, furniture, equipment and security and communication	(1,228)	(925)	10 a 25
Data processing equipment	(3,352)	(3,073)	20 a 50
Cost of software developed or obtained for internal use	(675)	(630)	20 a 33
Transportation system	(6)	(11)	20
Other	(166)	(196)	20
TOTAL	(7,319)	(6,553)
NET CARRYING AMOUNT	5,151	4,572